INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Income Tax Disclosure [Line Items]
Corporate Income Tax Rate	17.00%
Profit Retention Tax On Undistributed Earnings	10.00%
Operating Loss Carryforwards, Valuation Allowance	$ 2,100,000
Operating Loss Carryforwards	5,230,000	5,600,000	2,850,000	2,427,000	1,799,000	1,750,000	1,308,000	429,000	476,000	414,000
Tax Benefit Percentage	35.00%
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	22,000,000
Operating Loss Carryforwards Expire Date	expire in 2025
Arizona [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	16,400,000
Operating Loss Carryforwards Expire Date	expire in 2014
California [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 2,000,000
Operating Loss Carryforwards Expire Date	expire in 2014